SANFORD C. BERNSTEIN FUND, INC.

-International Portfolio

-Tax-Managed International Portfolio

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

-AllianceBernstein International Portfolio

-AllianceBernstein Tax-Managed International Portfolio

(the “Portfolios”)

Supplement dated July 24, 2013 to the Prospectus and Summary Prospectuses dated January 31, 2013 of the Sanford C. Bernstein Fund, Inc. offering shares of the International Portfolio and the Tax-Managed International Portfolio, and to the AllianceBernstein Blended Style Funds Prospectus and Summary Prospectuses dated January 31, 2013 offering Class A, Class B and Class C shares of the AllianceBernstein International Portfolio and the AllianceBernstein Tax-Managed International Portfolio (the “Prospectuses”).

The following chart replaces the chart under the heading “Portfolio Managers” in the summary section of the Prospectuses and in the Summary Prospectuses for each Portfolio and reflects those persons responsible for day-to-day management of each Portfolio’s portfolio.

Employee	Length of Service	Title
Sharon E. Fay	Since 2013	Senior Vice President of the Manager
Kent W. Hargis	Since 2013	Senior Vice President of the Manager
Laurent Saltiel	Since 2012	Senior Vice President of the Manager
Karen Sesin	Since 2011	Senior Vice President of the Manager
Kevin F. Simms	Since 2012	Senior Vice President of the Manager

The following chart replaces the chart under the heading “Management of the Portfolios — Portfolio Managers” in the Prospectuses with respect to each Portfolio.

Employee; Length of Service; Title	Principal Occupation During the Past Five (5) Years
Sharon E. Fay; since 2013; Senior Vice President of the Manager	Senior Vice President of the Manager, with which she has been associated since prior to 2008. She is also Head of AllianceBernstein Equities since 2010 and Chief Investment Officer of Global Value Equities since prior to 2008.

Kent W. Hargis; since 2013; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated in a similar capacity to his current position since prior to 2008, and Director of Quantitative Research Equities.

Laurent Saltiel; since 2012; Senior Vice President of the Manager	Team Leader and Senior Portfolio Manager — International Large Cap Growth and Emerging Markets Growth. Mr. Saltiel has been associated with the Manager in a similar capacity since June 2010. Prior thereto, he was associated with Janus Capital as a portfolio manager since prior to 2008.

Karen Sesin; since 2011; Senior Vice President of the Manager	Senior Vice President of the Manager, with which she has been associated in a similar capacity to her current position since prior to 2008.

Kevin F. Simms; since 2012; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated in a substantially similar capacity to his current position since prior to 2008. Mr. Simms was appointed Chief Investment Officer of International Value Equities in 2012, after having served as co-CIO since prior to 2008.

This Supplement should be read in conjunction with the Prospectuses for the Portfolios.

You should retain this Supplement with your Prospectuses for future reference.

SUP-0109-0119-0713

SANFORD C. BERNSTEIN FUND, INC.

-International Portfolio

-Tax-Managed International Portfolio

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

-AllianceBernstein International Portfolio

-AllianceBernstein Tax-Managed International Portfolio

(the “Portfolios”)

Supplement dated July 24, 2013 to the Statements of Additional Information of the Portfolios dated January 31, 2013.

The section of the Statements of Additional Information entitled “Management of the Fund — Additional Information Regarding Accounts Managed by Portfolio Managers” as it relates solely to the Portfolios is deleted in its entirety and replaced with the following:

International Portfolio

Tax-Managed International Portfolio

The management of and investment decisions for the International Portfolios’ portfolios are made by the International Team. The five investment professionals1 with the most significant responsibility for the day-to-day management of the Portfolios’ portfolios are: Sharon E. Fay, Kent W. Hargis, Laurent Saltiel, Karen Sesin and Kevin F. Simms. For additional information about the portfolio management of the Portfolios, see “Management of the Portfolios” in the Prospectus.

Except as set forth below, the aforementioned individuals did not own shares in the Portfolios’ securities as of September 30, 2012.

International Portfolio	Dollar Range of Equity Securities in the Portfolio
Kent W. Hargis	$50,001 - $100,000
Sharon E. Fay*	$100,001 - $500,000

*	Information for Sharon E. Fay is provided as of June 30, 2013.

The following tables provide information regarding other registered investment companies, other pooled investment vehicles and other accounts over which the Portfolios’ portfolio managers also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of September 30, 2012.

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Investment professionals at AllianceBernstein include portfolio managers and research analysts. Investment professionals are part of investment groups (or teams) that service individual fund portfolios. The number of investment professionals assigned to a particular fund will vary from fund to fund.

International Portfolio

REGISTERED INVESTMENT COMPANIES (excluding the Portfolio)

Portfolio Manager	Total Number of Registered Investment Companies Managed	Total Assets of Registered Investment Companies Managed (in millions)	Number of Registered Investment Companies Managed with Performance-based Fees	Total Assets of Registered Investment Companies Managed with Performance- based Fees (in millions)
Sharon E. Fay*	75	$15,364	None	None
Kent W. Hargis	72	$13,133	None	None
Laurent Saltiel	26	$ 3,363	None	None
Karen Sesin	2	$ 4,695	None	None
Kevin F. Simms	103	$16,108	None	None

Tax-Managed International Portfolio

REGISTERED INVESTMENT COMPANIES (excluding the Portfolio)

Portfolio Manager	Total Number of Registered Investment Companies Managed	Total Assets of Registered Investment Companies Managed (in millions)	Number of Registered Investment Companies Managed with Performance-based Fees	Total Assets of Registered Investment Companies Managed with Performance- based Fees (in millions)
Sharon E. Fay*	75	$14,565	None	None
Kent W. Hargis	72	$12,149	None	None
Laurent Saltiel	26	$ 2,380	None	None
Karen Sesin	2	$ 2,728	None	None
Kevin F. Simms	103	$15,124	None	None

International Portfolio

Tax-Managed International Portfolio

OTHER POOLED INVESTMENT VEHICLES

Portfolio Manager	Total Number of Pooled Investment Vehicles Managed	Total Assets of Pooled Investment Vehicles Managed (in millions)	Number of Pooled Investment Vehicles Managed with Performance- based Fees	Total Assets of Pooled Investment Vehicles Managed with Performance- based Fees (in millions)
Sharon E. Fay*	270	$27,692	7	$775
Kent W. Hargis	167	$ 3,377	2	$149
Laurent Saltiel	62	$ 1,964	1	$ 17
Karen Sesin	None	None	None	None
Kevin F. Simms	260	$ 8,314	5	$650

*	Information for Sharon E. Fay is provided as of June 30, 2013.

International Portfolio

Tax-Managed International Portfolio

OTHER ACCOUNTS

Portfolio Manager	Total Number of Other Accounts Managed	Total Assets of Other Accounts Managed (in millions)	Number of Other Accounts Managed with Performance- based Fees	Total Assets of Other Accounts with Performance- based Fees (in millions)
Sharon E. Fay*	106	$23,704	10	$2,099
Kent W. Hargis	52,075	$22,566	7	$1,228
Laurent Saltiel	6	$ 625	1	$ 37
Karen Sesin	None	None	None	None
Kevin F. Simms	28,806	$28,561	14	$3,108

*	Information for Sharon E. Fay is provided as of June 30, 2013.

This Supplement should be read in conjunction with the Statements of Additional Information for the Portfolios.

You should retain this Supplement with your Statement of Additional Information for future reference.

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